SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 6.9	$ 11.7
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	1.1	2.7
Share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 5.8	$ 9.0